REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Net revenue

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Colocation services	1,532,192	2,069,387
Managed service and others	343,848	497,677
Service revenue	1,876,040	2,567,064
IT equipment sales	990	15,559
Total	1,877,030	2,582,623